CONVERTIBLE NOTES PAYABLE (Tables)	12 Months Ended
May 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF INTEREST EXPENSES	Interest expense consists of the following in the years ended May 31:
	2023	2022
Interest on notes	$44,531	$63,297
Amortization of discount	69,644	102,660
Total	$114,175	$165,957